Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Related Parties Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other liabilities (i)	$ (926)	$ (1,795)